1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Cash and Cash Equivalents (Policies)	12 Months Ended
Mar. 31, 2018
Policies
Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid instruments with original maturities of three months or less to be cash equivalents. All interest bearing and non-interest bearing accounts are guaranteed by the FDIC up to $250,000. The Company may maintain cash balances in excess of FDIC coverage. Management considers this to be a normal business risk.